GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2011 Life Marketing	Dec. 31, 2010 Life Marketing	Dec. 31, 2009 Life Marketing	Dec. 31, 2011 Acquisitions	Dec. 31, 2010 Acquisitions	Dec. 31, 2011 Asset Protection	Dec. 31, 2010 Asset Protection	Dec. 31, 2009 Asset Protection	Dec. 31, 2011 Corporate and Other	Dec. 31, 2010 Corporate and Other	Dec. 31, 2009 Corporate and Other
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 114,758	$ 117,856	$ 10,192	$ 10,192	$ 10,192	$ 41,812	$ 44,910	$ 62,671	$ 62,671	$ 62,671	$ 83	$ 83	$ 83
Tax benefit of excess tax goodwill	(3,099)	(3,098)				(3,099)	(3,098)
Balance at the end of the period	$ 111,659	$ 114,758	$ 10,192	$ 10,192	$ 10,192	$ 38,713	$ 41,812	$ 62,671	$ 62,671	$ 62,671	$ 83	$ 83	$ 83
Period over which the entity has experienced improved credit and financial strength ratings (in years)	3